Convertible loan (Tables)	12 Months Ended
Dec. 31, 2022
Summary of changes in convertible debt

The following table summarizes the changes in the convertible debt instrument during the twelve-month period to December 31, 2022:

	Residual loan	Embedded derivative	Total
	£	£	£

Balance at December 31, 2021	6,806,210	6,925,654	13,731,864
Loan notes issued in the period	170	17,940	18,110
Accrued interest	6,704,511	-	6,704,511
Conversion of loan notes	(10,506,174)	-	(10,506,174)
Repayment of loan notes	(2,632,324)	-	(2,632,324)
Modification of convertible loan	(30,535)	170,879	140,344
Fair value adjustment	-	(7,112,034)	(7,112,034)
Currency adjustment	311,626	-	311,626
Balance at December 31, 2022	653,484	2,439	655,923

Schedule of valuation assumption on convertible debt

Conversion option

	August 9, 2022	December 31, 2022
Exercise price in USD	$0.50	$0.50
Share price in USD	$20.50	$3.85
Time to maturity	0.5 years	0.1 years
Expected volatility	80.0%	100%
Risk free interest rate (US treasury bond)	3.1%	4.1%
Dividend yield	-	-

Related share purchase warrants

	August 9, 2022	December 31, 2022
Exercise price in USD	$0.41	$0.41
Share price in USD	$20.50	$3.85
Time to maturity	2 years	1.6 years
Expected volatility	80.0%	85%
Risk free interest rate (US treasury bond)	3.3%	4.5%
Dividend yield	-	-